OTHER INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2022
OTHER INTANGIBLE ASSETS.
OTHER INTANGIBLE ASSETS

5.        OTHER INTANGIBLE ASSETS

			Customer
	Patents	Trademarks	lists	Software	Total
	(US$’000)
Cost
At July 1, 2021	541	371	2,817	21,949	25,678
Additions	—	—	—	1,270	1,270
Foreign exchange movements	—	—	—	(110)	(110)
At June 30, 2022	541	371	2,817	23,109	26,838
Accumulated amortization
At July 1, 2021	196	—	2,637	19,636	22,469
Amortization charge for the year	—	—	27	1,315	1,342
At June 30, 2022	196	—	2,664	20,951	23,811
Net book value
At June 30, 2022	345	371	153	2,158	3,027
At June 30, 2021	345	371	180	2,313	3,209

Cost
At July 1, 2020	541	371	2,817	20,466	24,195
Additions	—	—	—	1,463	1,463
Foreign exchange movements	—	—	—	20	20
At June 30, 2021	541	371	2,817	21,949	25,678
Accumulated amortization and impairment
At July 1, 2020	196	—	2,566	18,652	21,414
Amortization charge for the year	—	—	71	984	1,055
At June 30, 2021	196	—	2,637	19,636	22,469
Net book value
At June 30, 2021	345	371	180	2,313	3,209
At June 30, 2020	345	371	251	1,814	2,781

5.1.	Net book value of software licenses held under financing is $0.1 million as of June 30, 2022 (June 30, 2021: $0.5 million).
5.2.	Estimated amortization expense for the next three years is projected to be:

	June 30,	June 30,	June 30,
	2022	2021	2020
	(US$’000)
2023	1,200	800	400
2024	800	500	—
2025	300	—	—

During the year ended June 30, 2022, no impairment (June 30, 2021: nil, June 30, 2020: $0.8 million) was recognized in other operating costs.